Preferred Stock (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Class of Stock [Line Items]
Preferred stock, shares outstanding	0	0
Preferred stock, par value	$ 0.0001	$ 0.0001
Southland Holdings [Member]
Class of Stock [Line Items]
Forgiveness of accounts receivable due from holders		$ 1
Southland Holdings [Member] | Director [Member]
Class of Stock [Line Items]
Redemption amount		$ 1,600
Series A Preferred Stock [Member] | Southland Holdings [Member]
Class of Stock [Line Items]
Preferred stock, shares outstanding	17,000,000.0	17,000,000.0
Preferred stock, par value	$ 1	$ 1
Redemption rate	$ 1	$ 1
Series B Preferred Stock [Member] | Southland Holdings [Member]
Class of Stock [Line Items]
Preferred stock, shares outstanding	7,400,000	7,400,000
Preferred stock, par value	$ 1	$ 1
Redemption rate	$ 1	$ 1